TENANT IMPROVEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Schedule of Tenant Improvements
	June 30, 2015	December 31, 2014
Tenant Improvements	$873,270	$538,329
Less accumulated depreciation and amortization	(28,994)	(14,414)
Tenant improvements, net	$844,276	$523,915

	December 31,
	2014	2013
Tenant Improvements	$538,329	$58,855
Less accumulated depreciation and amortization	(14,414)	(6,834)
Property and equipment, net	$523,915	$52,021